REDEEMABLE CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2019
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Schedule of group's Preferred Shares activities

The Group’s Preferred Shares activities for the years ended December 31, 2017, 2018, 2019 are summarized below:

	Series A		Series A-1		Series B		Series C		Series C-1
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares
	No. of	Amount in	No. of	Amount in	No. of	Amount in	No. of	Amount in	No. of	Amount in
	shares	HK$	shares	HK$	shares	HK$	shares	HK$	shares	HK$
Balances at December 31, 2016	125,000,000	61,506,395	23,437,500	13,179,946	88,423,500	254,488,880	—	—	—	—
Issuance of Preferred Shares	—	—	—	—	—	—	128,844,812	708,765,649	12,225,282	97,818,708
Preferred Shares redemption value accretion	—	3,273,858	—	701,541	—	14,030,820	—	26,106,072	—	3,602,966
Balances at December 31, 2017	125,000,000	64,780,253	23,437,500	13,881,487	88,423,500	268,519,700	128,844,812	734,871,721	12,225,282	101,421,674
Preferred Shares redemption value accretion	—	3,291,792	—	705,384	—	14,107,680	—	42,963,732	—	5,929,544
Balances at December 31, 2018	125,000,000	68,072,045	23,437,500	14,586,871	88,423,500	282,627,380	128,844,812	777,835,453	12,225,282	107,351,218
Preferred Shares redemption value accretion	—	604,779	—	129,595	—	2,591,909	—	7,893,436	—	1,089,395
Conversion and redesignation of Preferred Shares	(125,000,000)	(68,676,824)	(23,437,500)	(14,716,466)	(88,423,500)	(285,219,289)	(128,844,812)	(785,728,889)	(12,225,282)	(108,440,613)
Balances at December 31, 2019	—	—	—	—	—	—	—	—	—	—